Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
ASSETS
Cash and cash equivalents	$ 313,070	$ 450,368
Available-for-sale securities, at fair value	1,266,209	1,922,894
Held-to-maturity securities, at amortized cost	1,646,856	1,417,599
Loans receivable, net of allowance for loan losses of $123,073 and $113,494	10,882,622	9,910,920
Interest receivable	41,643	37,669
Premises and equipment, net	263,694	281,951
Real estate owned	20,658	29,027
FHLB & FRB stock	122,990	117,205
Bank owned life insurance	211,330	208,123
Intangible assets, including goodwill of $293,153 and $291,503	298,682	296,989
Federal and state income tax assets, net	0	16,047
Other assets	185,826	199,271
Total assets	15,253,580	14,888,063
Customer accounts
Transaction deposit accounts	6,361,158	6,005,592
Time deposit accounts	4,473,850	4,595,260
Customer accounts	10,835,008	10,600,852
FHLB advances	2,225,000	2,080,000
Advance payments by borrowers for taxes and insurance	56,631	42,898
Accrued expenses and other liabilities	131,253	188,582
Total liabilities	13,247,892	12,912,332
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 134,957,511 and 134,307,818 shares issued; 87,193,362 and 89,680,847 shares outstanding	134,958	134,308
Paid-in capital	1,660,885	1,648,388
Accumulated other comprehensive income (loss), net of taxes	5,015	(11,156)
Treasury stock, at cost; 47,764,149 and 44,626,971 shares	(838,060)	(739,686)
Retained earnings	1,042,890	943,877
Total stockholders’ equity	2,005,688	1,975,731
Total liabilities and stockholders’ equity	$ 15,253,580	$ 14,888,063